Note 26 - Subsequent Events (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
Statement Line Items [Line Items]
Benefits paid or payable		$ 2,400
Dividends recognised as distributions to owners		$ 6,129	[1]	$ 7,578
Distribution to owners [member]
Statement Line Items [Line Items]
Dividends recognised as distributions to owners	$ 2,700

[1]	Dividends of $2.7 million declared on January 2, 2024 were paid on January 26, 2024. Dividends of $2.7 million declared on March 27, 2024 were paid on April 26, 2024. Dividends to NCI declared and accrued for during the period amounted to $756. $259 of the NCI dividends declared during 2023 was paid during the period.